Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended				0 Months Ended					0 Months Ended
	Feb. 10, 2014	Feb. 03, 2014	Feb. 10, 2014 Initial Public Offering [Member]	Feb. 10, 2014 Initial Public Offering [Member]	Feb. 10, 2014 Restricted Stock [Member]	Feb. 05, 2014 Subsequent Event [Member]	Feb. 03, 2014 Subsequent Event [Member] Stock Split [Member]	Feb. 05, 2014 Subsequent Event [Member] Initial Public Offering [Member]	Feb. 05, 2014 Subsequent Event [Member] Initial Public Offering [Member]	Feb. 05, 2014 Subsequent Event [Member] Employee Stock Option [Member]	Feb. 05, 2014 Subsequent Event [Member] Restricted Stock [Member]	Feb. 10, 2014 Second Lien Credit Agreement [Member]	Feb. 10, 2014 Second Lien Credit Agreement [Member] Subsequent Event [Member]	Feb. 05, 2014 Second Lien Credit Agreement [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split ratio		32,304					32,304
Initial public offering, shares			11,765,000					11,765,000
Per share value				$ 14.00					$ 14.00
Net proceeds after underwriting discounts and commissions	$ 154					$ 154
One-time payment to Lone Star for termination of asset advisory agreement	2					2
Repayment amount												155	155	155
Prepayment premium												$ 3.1		$ 3.1
Stock options granted	142,000									142,000
Restricted shares					75,000						75,000